Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Net accrued charter revenue by maturities [Abstract]
2015	$ (3,390)
2016	(9,430)
2017	(11,287)
2018	(7,752)
2019	(2,278)
Total	$ (34,137)	$ (32,751)